FEDERAL HOME LOAN BANK STOCK (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
FEDERAL HOME LOAN BANK (FHLB) STOCK [Abstract]
Federal Home Loan Bank stock, at cost	$ 7,010	$ 7,161